UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-01241
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building,
255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	September 30
Date of Reporting Period	June 30, 2005

Item 1. Schedule of Investments

Eaton Vance-Atlanta Capital Intermediate Bond Fund                                                                  as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 12.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Capital One Prime Auto Receivables Trust, Series 2003-1, Class A3, 1.97%, 4/15/07	$47	$47,346
Carmax Auto Owner Trust, Series 2002-2, Class A4, 3.34%, 2/15/08	237	236,607
Carmax Auto Owner Trust, Series 2003-2, Class A4, 3.07%, 10/15/10	300	295,553
Chase Manhattan Auto Owner Trust, Series 2003-B, Class A3, 1.82%, 7/16/07	333	331,365
Countrywide Home Loan, Series 2004-7, Class AF3, 3.903%, 1/25/31	150	148,834
Onyx Acceptance Auto Trust, Series 2003-C, Class A3, 1.87%, 8/15/07	164	163,480
WFS Financial Owner Trust, 3.11%, 8/20/10	175	173,189
Total Asset Backed Securities (identified cost, $1,405,814)		$1,396,374

Corporate Bonds & Notes — 14.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Citigroup, Inc., 6.50%, 1/18/11	$250	$276,347
Countrywide Home Loan, 5.625%, 7/15/09	250	260,830
Emerson Electric, 7.125%, 8/15/10	200	226,829
Morgan Stanley, 5.30%, 3/1/13	250	260,217
Target Corp., 7.50%, 8/15/10	250	287,653
Verizon Global Funding Corp., 7.375%, 9/1/12	250	292,539
Total Corporate Bonds & Notes (identified cost, $1,505,550)		$1,604,415

1

Collateralized Mortgage Obligations — 22.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., Series 1589, Class N, 6.25%, 4/15/23	$36	$36,212
Federal Home Loan Mortgage Corp., Series 1614, Class J, 6.25%, 11/15/22	12	11,559
Federal Home Loan Mortgage Corp., Series 2098, Class VA, 6.00%, 10/15/05	10	9,630
Federal Home Loan Mortgage Corp., Series 2602, Class QD, 3.50%, 9/15/14	159	158,549
Federal Home Loan Mortgage Corp., Series 2631, Class LA, 4.00%, 6/15/11	357	356,500
Federal Home Loan Mortgage Corp., Series 2676, Class JA, 4.00%, 8/15/13	389	388,798
Federal Home Loan Mortgage Corp., Series 2720, Class DA, 4.50%, 4/15/12	348	349,471
Federal Home Loan Mortgage Corp., Series 2836, Class DG, 5.00%, 6/15/16	150	151,413
Federal National Mortgage Assn., Series 2003-128, Class KG, 4.00%, 12/25/11	244	243,613
Federal National Mortgage Assn., Series 2003-14, Class AQ, 3.50%, 3/25/33	148	144,885
Federal National Mortgage Assn., Series 2003-57, Class KB, 4.50%, 12/25/12	500	501,818
Residential Funding Mortgage Securities I, Series 2002-S16, Class A10, 5.50%, 10/25/17	154	155,232
Total Collateralized Mortgage Obligations (identified cost, $2,548,278)		$2,507,680

U.S. Government Agencies — 15.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Bank, 5.125%, 3/6/06	$250	$252,361
Federal Home Loan Mortgage Corp., 3.16%, 8/15/05	400	398,420
Federal Home Loan Mortgage Corp., 5.00%, 7/15/14	200	211,351
Federal Home Loan Mortgage Corp., 5.875%, 3/21/11	200	215,907
Federal National Mortgage Assn., 4.375%, 9/15/12	265	271,061
Federal National Mortgage Assn., 4.625%, 10/15/14	100	102,750
Federal National Mortgage Assn., 6.25%, 2/1/11	250	274,267
Total U.S. Government Agencies (identified cost, $1,667,908)		$1,726,117

2

Mortgage-Backed Securities — 12.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., Pool #40402, 5.50%, 1/1/07	$7	$7,207
Federal National Mortgage Assn., Pool #357412, 4.50%, 7/1/18	268	266,896
Federal National Mortgage Assn., Pool #555783, 4.50%, 10/1/33	194	189,907
Federal National Mortgage Assn., Pool #725546, 4.50%, 6/1/19	366	364,240
Federal National Mortgage Assn., Pool #735095, 4.50%, 12/1/19	515	513,424
Total Mortgage-Backed Securities (identified cost, $1,339,666)		$1,341,674

U.S. Treasury Obligations — 18.9%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 3.13%, 12/15/05	$700	$689,836
U.S. Treasury Note, 3.875%, 2/15/13	100	100,153
U.S. Treasury Note, 4.00%, 2/15/15	150	150,580
U.S. Treasury Note, 4.125%, 5/15/15	100	101,492
U.S. Treasury Note, 4.25%, 8/15/14	300	307,266
U.S. Treasury Note, 4.75%, 5/15/14	150	159,211
U.S. Treasury Note, 5.00%, 8/15/11	450	479,901
U.S. Treasury Strip, 0.00%, 5/15/09	95	82,521
Total U.S. Treasury Obligations (identified cost, $2,025,235)		$2,070,960
Total Investments — 97.2% (identified cost $10,492,451)		$10,647,220
Other Assets, Less Liabilities — 2.8%		$308,000
Net Assets — 100.0%		$10,955,220

The Fund did not have any open financial instruments at June 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$10,541,920
Gross unrealized appreciation	$183,982
Gross unrealized depreciation	(78,682)
Net unrealized appreciation	$105,300

3

Eaton Vance-Atlanta Capital Large-Cap Growth Fund  as of June 30, 2005 (Unaudited)

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At June 30, 2005, the value of the Fund’s investment in the Portfolio was $32,841,651 and the Fund owned approximately 99.7% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Growth Portfolio                                                                                                                  as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Advertising — 1.2%
Omnicom Group, Inc.	5,000	$399,300
		$399,300
Banks — 2.7%
Bank of America Corp.	10,000	456,100
Bank of New York Co., Inc. (The)	15,000	431,700
		$887,800
Biotechnology — 2.5%
Amgen, Inc. (1)	13,600	822,256
		$822,256
Chemicals — 1.6%
Rohm and Haas Co.	11,300	523,642
		$523,642
Computer Hardware — 3.9%
Dell, Inc. (1)	19,700	778,347
Lexmark International, Inc., Class A (1)	8,000	518,640
		$1,296,987
Diversified Financial Services — 9.4%
A.G. Edwards, Inc.	10,000	451,500
American Express Co.	13,000	691,990
Citigroup, Inc.	11,000	508,530
Franklin Resources, Inc.	9,000	692,820
Merrill Lynch & Co., Inc.	13,600	748,136
		$3,092,976
Electrical Equipment — 2.3%
Emerson Electric Co.	12,000	751,560
		$751,560
Electronic Equipment & Instruments — 1.4%
Molex, Inc.	18,000	468,720
		$468,720
Food Distributors — 1.4%
Sysco Corp.	13,000	470,470
		$470,470
Foods — 1.8%
General Mills, Inc.	13,000	608,270
		$608,270

1

Health and Personal Care — 1.3%
Alberto-Culver Co.	10,000	$433,300
		$433,300
Health Care - Drugs Major — 8.5%
Forest Laboratories, Inc. (1)	14,000	543,900
Johnson & Johnson Co.	11,000	715,000
Lilly (Eli) & Co.	6,000	334,260
Pfizer, Inc.	29,850	823,263
Schering-Plough Corp.	20,000	381,200
		$2,797,623
Health Care - Equipment — 4.1%
Biomet, Inc.	11,000	381,040
Medtronic, Inc.	19,000	984,010
		$1,365,050
Health Care - Facility — 1.5%
Health Management Associates, Inc., Class A	19,100	500,038
		$500,038
Health Services — 1.2%
Express Scripts, Inc. (1)	8,000	399,840
		$399,840
Household Products — 2.1%
Procter & Gamble Co.	13,000	685,750
		$685,750
Industrial Conglomerates — 3.1%
General Electric Co.	29,000	1,004,850
		$1,004,850
Industrial Gases — 1.8%
Air Products and Chemicals, Inc.	10,000	603,000
		$603,000
Insurance - Life and Health — 2.8%
Aflac Corp.	12,000	519,360
UnitedHealth Group, Inc.	8,000	417,120
		$936,480
Internet Services — 1.4%
eBay, Inc. (1)	14,000	462,140
		$462,140
IT Consulting and Services — 6.2%
CDW Corp.	10,000	570,900
First Data Corp.	13,431	539,120
Fiserv, Inc. (1)	11,000	472,450
SEI Investments Co.	12,000	448,200
		$2,030,670

2

Machinery - Industrial — 3.7%
Caterpillar, Inc.	6,000	$571,860
Dover Corp.	17,400	633,012
		$1,204,872
Manufacturing - Diversified — 3.2%
3M Co.	7,000	506,100
Illinois Tool Works, Inc.	7,000	557,760
		$1,063,860
Metals - Industrial — 1.4%
Alcoa, Inc.	17,000	444,210
		$444,210
Networking Equipment — 2.9%
Cisco Systems, Inc. (1)	49,600	947,856
		$947,856
Oil and Gas - Exploration and Production — 2.7%
Apache Corp.	8,000	516,800
National-Oilwell Varco, Inc. (1)	8,000	380,320
		$897,120
Oil and Gas - Integrated — 3.4%
Exxon Mobil Corp.	10,000	574,700
Occidental Petroleum Corp.	7,000	538,510
		$1,113,210
Retail - Food and Drug — 1.8%
Walgreen Co.	13,000	597,870
		$597,870
Retail - Home Improvement — 2.8%
Lowe’s Companies, Inc.	16,000	931,520
		$931,520
Retail - Office Supplies — 1.5%
Staples, Inc.	22,500	479,700
		$479,700
Retail - Specialty and Apparel — 5.2%
Bed Bath and Beyond, Inc. (1)	12,600	526,428
Costco Wholesale Corp.	10,000	448,200
Kohl’s Corp. (1)	13,000	726,830
		$1,701,458
Semiconductors — 5.1%
Intel Corp.	37,300	972,038
Linear Technology Corp.	19,000	697,110
		$1,669,148

3

Systems Software — 2.4%
Microsoft Corp.	32,000	$794,880
		$794,880
Total Common Stocks (identified cost $28,370,405)		$32,386,426
Total Investments — 98.3% (identified cost $28,370,405)		$32,386,426
Other Assets, Less Liabilities — 1.7%		$561,112
Net Assets — 100.0%		$32,947,538

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at June 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$28,370,405
Gross unrealized appreciation	$4,889,498
Gross unrealized depreciation	(873,477)
Net unrealized appreciation	$4,016,021

4

Eaton Vance-Atlanta Capital Small-Cap Fund  as of June 30, 2005 (Unaudited)

Eaton Vance-Atlanta Capital Small-Cap Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At June 30, 2005, the value of the Fund’s investment in the Portfolio was $18,772,406 and the Fund owned approximately 85.4% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Small-Cap Portfolio                                                                                                                                 as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Advertising and Marketing Services — 1.3%
ADVO, Inc.	9,000	$286,650
		$286,650
Air Freight — 2.8%
Forward Air Corp.	22,200	627,594
		$627,594
Airlines — 1.5%
SkyWest, Inc.	18,000	327,240
		$327,240
Apparel Manufacturer — 1.3%
Columbia Sportswear Co. (1)	5,600	276,584
		$276,584
Applications Software — 6.9%
ANSYS, Inc. (1)	11,000	390,610
Fair Isaac Corp.	6,562	239,513
Jack Henry & Associates, Inc.	19,600	358,876
Kronos, Inc. (1)	6,900	278,691
National Instruments Corp.	12,250	259,700
		$1,527,390
Auto and Parts — 1.5%
Adesa, Inc.	15,200	330,904
		$330,904
Automobiles — 1.3%
Winnebago Industries	8,800	288,200
		$288,200
Banks — 8.6%
Capital City Bank Group, Inc.	12,000	484,800
Seacoast Banking Corp. of Florida	25,020	492,644
Texas Regional Bancshares, Class A	13,173	401,513
UCBH Holdings, Inc.	24,200	393,008
Westamerica Bancorporation	2,100	110,901
		$1,882,866
Broadcast Media — 1.0%
Cox Radio, Inc., Class A (1)	13,800	217,350
		$217,350
Building and Construction — 1.2%
M/I Homes, Inc.	5,100	275,910
		$275,910

Business Services — 1.0%
McGrath Rentcorp	9,500	$225,150
		$225,150
Construction - Cement — 3.0%
Florida Rock Industries, Inc.	8,900	652,815
		$652,815
Consumer Finance — 2.1%
Financial Federal Corp.	11,700	452,088
		$452,088
Containers and Packaging — 1.5%
AptarGroup, Inc.	6,600	335,280
		$335,280
Distribution/Wholesale — 2.0%
Scansource, Inc. (1)	10,400	446,576
		$446,576
Diversified Financial Services — 3.6%
Affiliated Managers Group, Inc. (1)	11,500	785,795
		$785,795
Electric Utilities — 1.0%
ALLETE, Inc.	4,633	231,187
		$231,187
Electrical Equipment — 3.5%
Brady Corp., Class A	7,300	226,300
Genlyte Group, Inc. (The) (1)	11,000	536,140
		$762,440
Entertainment — 2.6%
Speedway Motorsports, Inc.	15,800	577,648
		$577,648
Gas Utilities — 1.0%
Piedmont Natural Gas Co., Inc.	9,000	216,180
		$216,180
Health Care - Equipment — 5.4%
Diagnostic Products Corp.	8,300	392,839
Mine Safety Appliances Co.	6,000	277,200
Young Innovations, Inc.	14,000	522,620
		$1,192,659
Health Care - Supplies — 2.5%
ICU Medical, Inc. (1)	10,000	321,700
Mentor Corp.	5,400	223,992
		$545,692

Health Services — 1.3%
CorVel Corp. (1)	11,000	$276,320
		$276,320
Household Products — 1.1%
Church & Dwight Co., Inc.	6,450	233,490
		$233,490
Housewares — 2.6%
Matthews International Corp.	14,600	568,816
		$568,816
Industrial Conglomerate — 1.0%
Carlisle Companies, Inc.	3,200	219,616
		$219,616
Insurance - Property and Casualty — 4.1%
Midland Co.	10,000	351,900
RLI Corp.	12,100	539,660
		$891,560
IT Consulting & Services — 3.6%
FactSet Research Systems, Inc.	15,000	537,600
Manhattan Associates, Inc. (1)	13,700	263,177
		$800,777
Machinery - Industrial — 1.8%
Graco, Inc.	11,500	391,805
		$391,805
Medical Services/Supplies — 1.4%
Sybron Dental Specialties, Inc. (1)	8,000	300,960
		$300,960
Metals - Industrial — 1.3%
Simpson Manufacturing Co., Inc.	9,300	284,115
		$284,115
Multi-Utilities — 1.9%
Energen Corp.	12,000	420,600
		$420,600
Oil and Gas - Equipment and Services — 1.4%
CARBO Ceramics, Inc.	3,900	307,944
		$307,944
Oil and Gas - Exploration and Production — 3.1%
Berry Petroleum Co.	6,000	317,280
Holly Corp.	7,800	364,026
		$681,306

Packaged Foods — 1.3%
Tootsie Roll Industries, Inc.	9,709	$283,988
		$283,988
Publishing — 0.9%
Lee Enterprises, Inc.	5,000	200,450
		$200,450
REITS — 1.3%
Universal Health Realty Income Trust	7,300	278,203
		$278,203
Restaurants — 1.8%
Sonic Corp. (1)	12,775	390,021
		$390,021
Retail - Food — 2.1%
Casey’s General Stores, Inc.	12,000	237,840
Ruddick Corp.	9,000	229,770
		$467,610
Semiconductors — 1.3%
Power Integrations, Inc. (1)	13,400	289,038
		$289,038
Services - Diversified Commercial — 2.8%
ABM Industries, Inc.	22,560	439,920
G & K Services, Inc.	4,900	184,877
		$624,797
Specialty Store — 2.7%
Aaron Rents, Inc.	23,500	584,915
		$584,915
Waste Management — 3.0%
Landauer, Inc.	12,900	669,639
		$669,639
Total Common Stocks (identified cost $16,643,593)		$21,630,168
Total Investments — 98.4% (identified cost $16,643,593)		$21,630,168
Other Assets, Less Liabilities — 1.6%		$350,992
Net Assets — 100.0%		$21,981,160

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at June 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,643,593
Gross unrealized appreciation	$5,425,623
Gross unrealized depreciation	(439,048)
Net unrealized appreciation	$4,986,575

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer
Date:	August 23, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	August 23, 2005